Annual Operating Expenses - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024
Fidelity Advisor Global Commodity Stock Fund - Class A
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[1]
Total annual operating expenses	1.15%
Fidelity Advisor Global Commodity Stock Fund - Class C
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[1]
Total annual operating expenses	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class M
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.03%	[1]
Total annual operating expenses	1.40%
Fidelity Advisor Global Commodity Stock Fund - Class I
Operating Expenses:
Management fee	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.89%
Fidelity Advisor Global Commodity Stock Fund - Class Z
Operating Expenses:
Management fee	0.73%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.76%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.22%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.